INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING	12 Months Ended
Dec. 31, 2022
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING

NOTE 16. INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING

The following table sets forth information regarding the money market operations recognized as liabilities in Consolidated Statement of Financial Position:

Interbank and repurchase agreements and other similar secured borrowing	December 31, 2022	December 31, 2021
In millions of COP
Interbank Deposits
Interbank liabilities	902,132	886,405
Total interbank	902,132	886,405
Repurchase agreements and other similar secured borrowing
Short selling operations	125,682	276,242
Temporary transfer of securities	63,370	487,083
Total Repurchase agreements and other similar secured borrowing(1)	189,052	763,325
Total money market transactions	1,091,184	1,649,730
(1)	Total repo liabilities have maturities of less than 30 days.

Offsetting of Repurchase and Resale Agreements

For the Bank and its Colombian subsidiaries, substantially all repurchase and resale activities are transacted under legally enforceable repurchase agreements that give the Bank, in the event of default by the counterparty, the right to liquidate securities held with the same counterparty.

The Bank does not offset repurchase and resale transactions with the same counterparty in the consolidated statement of financial position.

The table below presents repurchases and resale transactions included in the consolidated statement of financial position at December 31, 2022 and 2021:

As of December 31, 2022

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements(1)	2,880,987	-	2,880,987	(2,880,987)	-
Securities sold under repurchase agreements	(189,052)	-	(189,052)	189,052	-
Total repurchase and resale agreements	2,691,935	-	2,691,935	(2,691,935)	-
(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.

As of December 31, 2021

			Net balance
	Assets /	Amounts offset in	presented in the	Financial	Assets /
	liabilities gross	the statement of	statement of financial	instruments as	liabilities
		financial position	position	collaterals	net
In millions of COP
Securities purchased under resale agreements(1)	817,960	-	817,960	(817,960)	-
Securities sold under repurchase agreements	(763,325)	-	(763,325)	763,325	-
Total repurchase and resale agreements	54,635	-	54,635	(54,635)	-
(1)	The amount includes those presented as cash and cash equivalents and those presented as other assets.

For further information about offsetting of other financial assets and liabilities see Note 5 Financial assets investments and derivatives.